RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	£ 13,672	£ 15,358
The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	8,693	9,730
Equity funds | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	3,169	2,429
Equity funds | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	2,044	1,706
Hedge and mutual funds | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	2,181	2,886
Hedge and mutual funds | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	1,427	1,818
Alternative credit funds | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	4,072	4,716
Alternative credit funds | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	2,620	3,061
Property funds | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	1,551	1,536
Property funds | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	1,100	1,127
Infrastructure funds | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	1,405	1,648
Infrastructure funds | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	620	827
Liquidity funds | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	847	1,126
Liquidity funds | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	598	980
Bond and debt funds | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	396	971
Bond and debt funds | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	284	211
Other | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	51	46
Other | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	£ 0	£ 0